Financial assets, liabilities and financial result (excluding Orange Bank) - Bank loans and from development organizations and multilateral lending institutions - Additional information (Details)
€ in Millions
Aug. 31, 2016 EUR (€)
IFRS Parent Company [Member] | Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750